COMMITMENTS (Schedule of future minimum payments) (Details)	Mar. 31, 2026 USD ($)
Other Commitments [Line Items]
2027	$ 1,582,287
2028	1,629,755
2029	1,678,648
2030	1,729,008
Thereafter	8,361,371
Other commitment	14,981,069
Third Parties[Member]
Other Commitments [Line Items]
2027	769,381
2028	792,462
2029	816,236
2030	840,723
Thereafter	5,781,487
Other commitment	9,000,289
Related Parties [Member]
Other Commitments [Line Items]
2027	812,906
2028	837,293
2029	862,412
2030	888,285
Thereafter	2,579,884
Other commitment	$ 5,980,780